Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing Practices
The Compensation Committee approves all equity award grants to our named executive officers on or before the grant date. Equity awards are generally made on a predetermined cycle in the first quarter of the fiscal year, though the Compensation Committee maintains discretion to grant additional equity awards outside of the annual grant cycle. The Compensation Committee does not have a practice or policy of granting equity awards in anticipation of the release of material non-public
information and, in any event, does not time the release of material non-public
information in coordination with grants of equity awards in a manner that intentionally benefits the named executive officers or otherwise for the purpose of affecting the value of executive compensation. In fiscal 2024, equity compensation for our named executive officers consisted solely of LTIP Units; we did not grant stock options to our named executive officers in 2024.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false